Note 10 - Retirement Savings Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

NOTE 10 – RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2014, and again in 2015, we matched 100%, of the employee’s contribution up to 4.0% of their earnings. The employer contribution was $39,916 and $37,730 in 2015 and 2014. There were no discretionary contributions to the plan in 2015 and 2014.